Nature of operations and summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations and Basis for Presentation

Nature of Operations and Basis for Presentation

MabVax Therapeutics, Inc. (“MabVax” or the “Company”) was incorporated in the state of Delaware on May 5, 2006. MabVax is a clinical stage biopharmaceutical company engaged in the discovery, development and commercialization of proprietary human monoclonal antibody products and vaccines for the treatment of a variety of cancers. MabVax has discovered a pipeline of human monoclonal antibody products based on the protective immune responses generated by patients who have been immunized against targeted cancers. Therapeutic vaccines under development were discovered at Memorial Sloan Kettering Cancer Center, or MSKCC, and are exclusively licensed to MabVax. MabVax operates in only one business segment.

On July 8, 2014, MabVax merged with Telik, Inc. (OTCQB: TELK), or the Merger, a clinical stage life sciences company engaged in the discovery and development of small molecule therapeutics primarily in the field of cancer. The post-merger company is currently evaluating development programs under way at Telik prior to the Merger, in addition to plans to continue developing the existing pipeline at MabVax.

MabVax has incurred net losses since inception and expects to incur substantial losses for the foreseeable future as the Company continues research and development activities. To date, MabVax has funded operations primarily through government grants, the sale of preferred stock, equity securities, non-equity payments from collaborators and interest income. The process of developing the Company’s products will require significant additional research and development, preclinical testing and clinical trials, as well as regulatory approval. MabVax expects these activities, together with general and administrative expenses, to result in substantial operating losses for the foreseeable future. MabVax will not receive revenue unless the Company or its collaborative partners complete clinical trials, obtain regulatory approval and successfully commercialize one or more products; or the Company licenses its technology after achieving one or more milestones of interest to a potential partner.

The accompanying unaudited condensed financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Regulation S-X. Accordingly, these financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read in conjunction with the Audited Financial Statements of MabVax Therapeutics, Inc. for the period from May 5, 2006 (inception) through December 31, 2013.

Nature of operations and basis of presentation

MabVax Therapeutics, Inc., incorporated on May 5, 2006, is a biopharmaceutical company focused on the discovery, development and commercialization of novel and proprietary antibodies and vaccines for the treatment of a variety of cancers. The Company’s objective is to either independently or through one or more partnerships with cancer treatment centers, pharmaceutical and biopharmaceutical organizations identify drug development candidates derived from the Company’s antibody libraries.

As of December 31, 2013, the Company has devoted substantially all of its efforts to product development, raising capital and building infrastructure, and has not realized revenues from its planned principal operations. Accordingly, the Company is considered to be in the development stage.

Liquidity and Going Concern

Liquidity and Going Concern

The accompanying financial statements have been prepared on the going concern basis, which assumes that the Company will continue to operate as a going concern and which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, the Company has a net loss of $4,044,971, net cash used for operations of $2,851,218 and net cash used for investing activities of $8,718, for the year ended December 31, 2013. As of December 31, 2013, the Company also has an accumulated deficit of $13,972,552 and working capital deficit of $875,924.

In February 2014, the Company received $3.1 million in connection with the sale of Series C-1 Convertible Preferred Stock, and received a commitment that the Series C-1 investors would make up the difference in a subsequent financing of $3.0 million if the Company is unsuccessful in raising the full $3.0 million in the subsequent financing (the “Series C Purchase Agreement”). The terms of the agreement require the Company to maintain certain covenants prior to the subsequent financing in order to maintain the commitment. The Company cannot assure that it will be able to maintain all the covenants stated in the Series C Purchase Agreement. See Note 10.

The Company anticipates that it will continue to incur net losses into the foreseeable future as it: (i) continues to identify and advance a number of potential drug candidates into clinical and preclinical development activities, (ii) initiates manufacturing of its lead antibody candidate 5B1 and continues to fund its operations, and (iii) expands its corporate infrastructure, including the costs associated with potentially becoming a public company. Without additional funding, management believes that the Company will not have sufficient funds to meet its obligations beyond October 2014, unless the Company is able to raise additional capital, or maintain certain covenants associated with a $3.0 million commitment in connection with a subsequent financing of Series C preferred stock. These conditions give rise to substantial doubt as to the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to continue to fund its losses from operations and capital funding needs through equity or debt financings, strategic collaborations, licensing arrangements, asset sales, government grants or other arrangements. However, the Company cannot be sure that such additional funds will be available on reasonable terms, or at all. If the Company is unable to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. In addition, if the Company does not meet its payment obligations to third parties as they come due, it may be subject to litigation claims. Even if the Company is successful in defending against these claims, litigation could result in substantial costs and be a distraction to management. Any of these actions could materially harm the Company’s business, results of operations, and future prospects.

If the Company raises additional funds by issuing equity securities, substantial dilution to existing stockholders would result. If the Company raises additional funds by incurring debt financing, the terms of the debt may involve significant cash payment obligations as well as covenants and specific financial ratios that may restrict the Company’s ability to operate its business.

Use of estimates

Use of estimates

The preparation of condensed financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of expenses during the reporting period. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed Federally insured limits. The Company has not experienced any losses on such accounts.

Fair value of financial instruments

Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, grants receivable, subscription receivable, prepaid expenses and other assets, accounts payable and related party payables, all of which are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.

Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, grants receivable, prepaid expenses and other assets, accounts payable, accrued expenses and related party payables, all of which are generally considered to be representative of their respective fair values because of the short-term nature of those instruments.

Grants receivable

Grants receivable

Grants receivable at December 31, 2012 represent amounts due under several Federal contracts with the National Cancer Institute (the “NCI”), a division of the National Institutes of Health, or NIH (collectively, the “NIH Grants”). The Company considers the grants receivable to be fully collectible; accordingly, no allowance for doubtful amounts has been established. If amounts become uncollectible, they are charged to operations.

Property and equipment

Property and equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which are generally three to five years. Leasehold improvements are amortized over the lesser of the life of the lease or the life of the asset.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets with definite lives, such as property and equipment, for impairment. The Company records impairment losses on long-lived assets used for operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the carrying value of the assets. There have not been any impairment losses of long-lived assets through December 31, 2013.

Research and development costs

Research and development costs

Research and development expenses, which consist primarily of salaries and other personnel costs, clinical trial costs and preclinical study fees, manufacturing costs for non-commercial products, and the development of earlier-stage programs and technologies, are expensed as incurred when these expenditures have no alternative future uses. A significant portion of the development activities are outsourced to third parties, including contract research organizations. In such cases, the Company may be required to estimate related service fees incurred.

Income taxes

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to basis differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2013 and 2012, all deferred tax assets were fully offset by a valuation allowance.

The Company accrues interest and penalties, if any, on underpayment of income taxes related to unrecognized tax benefits as a component of income tax expense in its statements of operations.

Revenue recognition

Revenue recognition

Revenue from grants are based upon internal and subcontractor costs incurred that are specifically covered by the grant, including a facilities and administrative rate that provides funding for overhead expenses. NIH Grants are recognized when the Company incurs internal expenses that are specifically related to each grant, in clinical trials at the clinical trial sites, by subcontractors who manage the clinical trials, and provided the grant has been approved for payment. U.S. Treasury grant awards are based upon internal research and development costs incurred that are specifically covered by the grant, and revenues are recognized when the Company incurs internal expenses that are related to the approved grant.

The Company records revenue associated with the NIH Grants as the related costs and expenses are incurred. Any amounts received by the Company pursuant to the NIH Grants prior to satisfying the Company’s revenue recognition criteria are recorded as deferred revenue.

Stock-based compensation

Stock-based compensation

The Company’s stock-based compensation programs include grants of stock options to employees, consultants, non-employee directors and non-employees. Stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company accounts for equity instruments, including stock options, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock options issued to non-employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The fair value of options granted to non-employees is re-measured as they vest, and the resulting increase in value, if any, is recognized as expense during the period the related services are rendered.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has historically reported as a development stage company. In the period ended June 30, 2014, the Company elected to early adopt FASB Accounting Standards Update (“ASU”) No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements.” The adoption of this ASU allows the Company to remove the inception to date information and all references to development stage.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (Topic 606). ASU No. 2014-09 supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific revenue recognition guidance throughout the Industry Topics of the Accounting Standards Codification. Additionally, this update supersedes some cost guidance included in Subtopic 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts.” The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It is effective for the first interim period within annual reporting periods beginning after December 15, 2016, and early adoption is not permitted. Entities may choose from two adoption methods, with certain practical expedients. MabVax is currently reviewing this standard to assess the impact on the Company’s future financial statements and evaluating the available adoption methods.

In June 2014, the FASB issued ASU No. 2014-12, “Compensation–Stock Compensation” (Topic 718): “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period,” which requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. ASU No. 2014-12 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, although early adoption is permitted. MabVax is currently reviewing this standard to assess the impact on the Company’s future financial statements.